Intangible assets and goodwill - Components (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2016
In-process research and development and Goodwill
Acquired product rights, Amortization	$ (1,256)	$ (3,767)
Goodwill, Beginning of Period		7,256	$ 7,256
Goodwill, End of Period	7,256	7,256	7,256
Total, Beginning of Period		68,156	43,807
Total, Additions			40,177
Amortization/Impairment		(24,490)
Total Impairment			(15,828)
Total, End of Period	43,666	43,666	68,156
Acquired product rights
In-process research and development and Goodwill
Acquired product rights, Beginning of Period		40,177
Acquired product rights, Additions			40,177
Acquired product rights, Amortization		(3,767)
Acquired product rights, End of Period	$ 36,410	36,410	40,177
IPR&D
In-process research and development and Goodwill
IPR&D, Beginning of Period		20,723	36,551
IPR&D, Impairment		$ (20,723)	(15,828)
IPR&D, End of Period			$ 20,723